Organization and Principal Activities	6 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

EZGO Technologies Ltd. (“EZGO”), is a holding company incorporated under the laws of the British Virgin Islands (“BVI”) on January 24, 2019. EZGO, its subsidiaries, VIE and VIE’s subsidiaries (collectively referred to as the “Company”) mainly sells battery cells and packs, electronic control systems and second-hand machinery, and provides maintenance services in the People’s Republic of China (“PRC”). The unaudited interim condensed consolidated financial statements (“CFS”) reflect the activities of EZGO and each of the following entities as of March 31, 2025:

Name	Date of incorporation / acquisition	Place of incorporation	Percentage of ownership	Principal activities
Subsidiaries
China EZGO Group Ltd. (“EZGO HK”)	February 13, 2019	Hong Kong (“HK”)	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd. (“Changzhou Langyi”)	August 6, 2021	PRC	100%	Investment holding company
EZGO Technologies Group Co., Ltd. (formerly known as Changzhou EZGO Enterprise Management Co., Ltd., and Changzhou Jiekai Enterprise Management Co., Ltd., “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	60%	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100%	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100%	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100%	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)	July 14, 2022	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”)	January 25, 2023	PRC	100%	Investment holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”)	January 25, 2023	PRC	60%	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”)	March 2, 2023	PRC	60%	Equipment maintenance and repairment

VIE and subsidiaries of VIE*
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87% owned by VIE	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100% owned by VIE	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51% owned by VIE	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)

*	The VIE and its subsidiaries are classified as discontinued operation (see Note 12).

The VIE contractual arrangements

Current PRC laws and regulations impose restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services, and certain other businesses. Changzhou EZGO is considered a foreign-invested enterprise. To comply with PRC laws and regulations, EZGO conducts part of its business in PRC through Jiangsu EZGO and its subsidiaries, based on a series of contractual arrangements. These contractual arrangements expire on November 8, 2039. The following is a summary of the contractual arrangements that provide EZGO with effective control of its VIE and VIE’s subsidiaries and enable it to receive substantially all the economic benefits from their operations.

Each VIE Agreements is described below:

Proxy Agreement

Pursuant to the Proxy Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and each equity holder of Jiangsu EZGO, each equity holder irrevocably authorizes WFOE to exercise his or her rights as an equity holder of Jiangsu EZGO, including the right to attend equity holders’ meetings, to exercise voting rights and to transfer all or a part of his or her equity interests therein pursuant to the Exclusive Call Option Agreement. During the term of Proxy Agreement, Jiangsu EZGO and all its equity holders may not terminate the agreements except when this agreement or applicable PRC laws provide otherwise.

Exclusive Call Option Agreement

Pursuant to the Exclusive Call Option Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and the equity holders of Jiangsu EZGO, each equity holder of Jiangsu EZGO irrevocably granted WFOE an exclusive option to purchase, or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules, and regulations, all of the equity interest and assets in Jiangsu EZGO from each equity holder. The equity holders of Jiangsu EZGO agree that, without the prior written consent of WFOE, they will not dispose of their equity interests in Jiangsu EZGO or create or allow any encumbrance on their equity interests. The purchase price for the equity interest is to be the minimum permitted by applicable PRC laws, rules and regulations, or the amount that the equity holders actually pay to Jiangsu EZGO for the equity, whichever is lower. The purchase price for the assets is to be the minimum permitted by applicable PRC laws, rules and regulations, or the net book value of the assets, whichever is lower. The Exclusive Call Option Agreement expires when all the equity interest or all the assets are transferred pursuant to the agreement.

Exclusive Management Consulting and Technical Service Agreement (“EMCTSA”)

Pursuant to the EMCTSA, dated November 8, 2019, between WFOE and Jiangsu EZGO, Jiangsu EZGO agrees to engage WFOE as its exclusive provider of management consulting, technical support, intellectual property license and relevant services, including all services within Jiangsu EZGO’s business scope and decided by WFOE from time to time as necessary. Jiangsu EZGO shall pay WFOE service fees within three months after each fiscal year end. The service fees should be 95% (or a percentage adjusted by WFOE in its sole discretion) of the net profit after the deficit of the prior fiscal year is covered and the statutory reserve is appropriated. WFOE exclusively owns any intellectual property arising from the performance of the EMCTSA. The EMCTSA is effective for 20 years unless earlier terminated as set forth in the agreement or other written agreements entered into by the parties thereto. The EMCTSA shall be extended automatically by the expiry thereof, until WFOE’s business term or Jiangsu EZGO’s business term expires, unless otherwise notified by WFOE in writing. During the term of the EMCTSA, Jiangsu EZGO may not terminate the agreements except in the case of WFOE’s gross negligence or fraud, or this agreement or laws provide otherwise. WFOE may terminate this agreement by 30-day written notice to Jiangsu EZGO at any time.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, dated November 8, 2019, among WFOE, Jiangsu EZGO and the equity holders of Jiangsu EZGO, the equity holders of Jiangsu EZGO pledged the 100% equity interests in Jiangsu EZGO to WFOE to guarantee performance of all of his or her obligations under the Proxy Agreement, Exclusive Call Option Agreement and EMCTSA. If any event of default as provided for therein occurs, WFOE, as the pledgee, will be entitled to dispose of the pledged equity interests according to applicable PRC laws. On November 28, 2019, WFOE, Jiangsu EZGO and all its equity holders have completed the registration of the equity pledge with the relevant office of SAMR in accordance with the PRC Property Rights Law.

Loan Agreement

Pursuant to the Loan Agreement, dated November 8, 2019, WFOE agrees to provide Jiangsu EZGO with loans of different amounts with interest of 24% according to Jiangsu EZGO’s needs from time to time. The term of each loan is 20 years, which can be extended with the written consent of both parties. During the term of the loan or the extended term of the loan, Jiangsu EZGO shall not repay in advance without the written consent of WFOE while in case of certain circumstances, Jiangsu EZGO must repay the loan in advance upon WFOE’s written request.

Spousal Consent Letter

The spouses of individual equity holders of Jiangsu EZGO each signed Spousal Consent Letters. Under the Spousal Consent Letter, the signing spouse unconditionally and irrevocably agreed to the execution by his or her spouse of the above-mentioned Equity Pledge Agreement, Exclusive Call Option Agreement and Proxy Agreement, and that his or her spouse may perform, amend or terminate such agreements without his or her consent. In addition, in the event that the spouse obtains any equity interest in Jiangsu EZGO held by his or her spouse for any reason, he or she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by his or her spouse, as may be amended from time to time.

Due to the declining performance of sales of e-bicycle business, the Company determined to dispose the variable interest entity, Jiangsu EZGO Electronic Technologies Co., Ltd., and its subsidiaries with no plan to acquire a new variable interest entity. The historical financial results of the sales of e-bicycles business were classified as discontinued operation and the related assets and liabilities associated with the discontinued operations of the prior year were reclassified as assets/liabilities held for sale to provide comparable financial information. The financial information of the VIE and its subsidiaries were disclosed in Note 12.